[LETTERHEAD LINCOLN LIFE]

March 6, 2002

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Lincoln Life Variable Annuity Account T
     SEI Select Variable Annuity
     (File Nos. 811-09855; 333-73532)

Ladies and Gentlemen:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Variable Annuity Account T, we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and Statement of Additional Information ("SAI") for certain variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in the most recent pre-effective amendment filed electronically on February 11, 2002.

Sincerely,


/s/ Brian Burke


Brian Burke
Counsel